Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Loss for the period	£ (5,414)	£ (3,892)	£ (13,281)	£ (12,295)
Basic and diluted weighted average number of shares	52,389	52,196	52,384	52,190
Basic loss per share	£ (0.1)	£ (0.07)	£ (0.25)	£ (0.24)
Diluted loss per share	£ (0.1)	£ (0.07)	£ (0.25)	£ (0.24)